Fair Value Measurements - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 22, 2013	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Goodwill impairment charge	$ 21,900,000	$ 20,847,608	$ 20,847,608	$ 21,864,781